Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Taxes [Abstract]
Schedule of Taxes Payable	Taxes payable consisted of the following:
	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
Income tax payable	$152	$367
VAT payable	274	280
Other tax payable	33	411
Total	$459	$1,058

Schedule of Components of the Income Tax Provision	The components of the income tax provision are as follows:
	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	In thousands of USD
Provisions for current income tax	$796	$1,614
Provisions for deferred income tax	-	-
Total	$796	$1,614

Schedule of Company’s Effective Tax Rate	The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended June 30, 2023 and 2022:
	For the six months ended June 30, 2023	For the six months ended June 30, 2022

PRC statutory income tax rate	25.0%	25.0%
Effect of different tax jurisdiction	0.0%	0.0%
Non-deductible expenses (1)	1.6%	0.6%
Change in valuation allowance	1.7%	1.2%
Effective income tax rate	28.3%	26.8%
(1)	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.

Schedule of Deferred Tax Assets	Deferred tax assets
	For the six months ended June 30, 2023	For the six months ended June 30, 2022
Deferred tax assets:	In thousands of USD
Net accumulated loss-carry forward	$917	$1,166
Less: valuation allowance	(917)	(1,166)
Net deferred tax assets	$-	$-

Schedule of Movement of Valuation Allowance	Movement of valuation allowance is as follows:
	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	In thousands of USD
Beginning balance	$1,200	$1,400
Write-off	(343)	(284)
Change of valuation allowance	60	50
Ending balance	$917	$1,166